SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net (loss) income	$ 63,569	$ (2,595,941)	$ 515,014
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	134,560	704,565	1,820,628
Change in fair value of derivatives			(553,707)
Changes in assets and liabilities:
Accrued expenses and other current liabilities	(914,964)	(2,175,269)	(6,629,926)
Accrued salary and benefits	(357,485)	(2,831,392)	(9,525)
Other non-current liabilities	(73,319)	(136,118)	(113,866)
Net cash used in operating activities	(286,786)	(6,560,679)	1,301,198
Investing activities:
Net cash provided by (used in) investing activities	80,885	960,056	521,859
Financing activities:
Proceeds from issuance of ordinary shares upon exercise of options			542
Repayment of convertible notes		(1,806,453)	(3,745,955)
Net cash (used in) provided by financing activities	1,832,070	(1,957,236)	(11,616,017)
Net (decrease) increase in cash, cash equivalents and restricted cash	1,626,169	(7,557,859)	(9,792,960)
Cash, cash equivalents, and restricted cash at beginning of year	2,476,571	9,785,131	18,431,209
Cash, cash equivalents, and restricted cash at end of year	4,159,290	2,476,571	9,785,131
Parent company | Reportable legal entities
Operating activities:
Net (loss) income	63,569	(2,595,941)	515,014
Equity in loss (income) of subsidiaries, VIEs and VIEs' subsidiaries	(424,159)	1,215,959	(6,355,003)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	134,560	704,565	1,820,628
Amortization of issuance cost and debt discounts related to convertible notes		51,797	1,337,671
Change in fair value of derivatives			(553,707)
Changes in assets and liabilities:
Accrued expenses and other current liabilities	(741,434)	292,842	(29,867)
Other receivables, deposits and other assets	1,692		459,731
Accrued salary and benefits	(33,000)	(138,975)	421,975
Other non-current liabilities	(35,783)	(136,129)	(151,393)
Net cash used in operating activities	(1,034,555)	(605,882)	(2,534,951)
Investing activities:
Advances to subsidiaries and VIEs	(974,894)	(4,819,580)	(9,783,250)
Repayment of advances to subsidiary	2,250,000	6,607,179	16,251,000
Net cash provided by (used in) investing activities	1,275,106	1,787,599	6,467,750
Financing activities:
Proceeds from issuance of ordinary shares upon exercise of options			311
Repayment of convertible notes		(1,806,453)	(3,745,956)
Net cash (used in) provided by financing activities		(1,806,453)	(3,745,645)
Net (decrease) increase in cash, cash equivalents and restricted cash	240,551	(624,736)	187,154
Cash, cash equivalents, and restricted cash at beginning of year	5,189	629,925	442,771
Cash, cash equivalents, and restricted cash at end of year	$ 245,740	$ 5,189	$ 629,925